Fair value measurement - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2021
Fair value measurement of liabilities
Exercise price of warrants	$ 0.0001
Public warrants
Fair value measurement of liabilities
Warrants outstanding			8,838,260	8,838,260
Private Placement Warrants
Fair value measurement of liabilities
Warrants outstanding		6,535,304	6,335,304
Initial recognition			$ 480
Mezz Warrants
Fair value measurement of liabilities
Warrants outstanding		3,187,500
Number of warrants issued	3,187,500	3,187,500	0
Initial recognition		$ 13,665
Public Warrants And Private Placement Warrants
Fair value measurement of liabilities
Exercise price of warrants	$ 0.1